UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-01582

THE ENTERPRISE GROUP OF FUNDS, INC.

(Exact name of registrant as specified in charter)

3343 Peachtree Road

Atlanta, Georgia 30326

(Address of principal executive offices)

ENTERPRISE CAPITAL MANAGEMENT, INC.

3343 Peachtree Road

Atlanta, Georgia 30326

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1601 K. Street, N.W.

Washington, D.C. 20036-1800

Telephone: (202) 778-9046

Registrant’s telephone number, including area code: (800) 432-4320

Date of fiscal year end: October 31

Date of reporting period: May 1, 2006 – July 31, 2006

Item 1.	Schedule of Investments.

The following are schedules of investments of the registrant as of July 31, 2006. The schedules have not been audited.

The Enterprise Group of Funds, Inc.

Quarterly Report

July 31, 2006

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE GROWTH FUND

PORTFOLIO OF INVESTMENTS

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.5%)
Hotels, Restaurants & Leisure (4.2%)
McDonald’s Corp.	678,800	$24,022,732
Starbucks Corp.*	681,300	23,341,338

		47,364,070

Media (2.4%)
McGraw-Hill Cos., Inc.	166,100	9,351,430
Omnicom Group, Inc.	192,800	17,064,728

		26,416,158

Multiline Retail (1.9%)
Kohl’s Corp.*	383,300	21,706,279

Total Consumer Discretionary		95,486,507

Consumer Staples (20.1%)
Beverages (5.2%)
PepsiCo, Inc.	919,700	58,290,586

Food & Staples Retailing (4.4%)
Costco Wholesale Corp.^	477,200	25,177,072
Walgreen Co.	520,000	24,325,600

		49,502,672

Household Products (8.1%)
Colgate-Palmolive Co.	635,600	37,703,792
Procter & Gamble Co.	948,544	53,308,173

		91,011,965

Personal Products (2.4%)
Estee Lauder Cos., Inc., Class A	722,200	26,952,504

Total Consumer Staples		225,757,727

Energy (18.4%)
Energy Equipment & Services (12.5%)
Baker Hughes, Inc.	408,500	32,659,575
Halliburton Co.	1,538,900	51,337,704
Schlumberger Ltd.^	856,300	57,243,655

		141,240,934

Oil, Gas & Consumable Fuels (5.9%)
ConocoPhillips	255,100	17,510,064
Occidental Petroleum Corp.	449,200	48,401,300

		65,911,364

Total Energy		207,152,298

Financials (7.2%)
Capital Markets (1.5%)
Merrill Lynch & Co., Inc.	226,100	16,464,602

Consumer Finance (3.2%)
American Express Co.	703,588	36,628,791

Insurance (2.5%)
American International Group, Inc.	468,800	28,442,096

Total Financials		81,535,489

Health Care (17.3%)
Biotechnology (4.8%)
Amgen, Inc.*	263,300	18,362,542
Genentech, Inc.*	435,900	35,229,438

		53,591,980

Health Care Equipment & Supplies (6.0%)
Medtronic, Inc.	581,600	29,382,432
Stryker Corp.^	846,100	38,506,011

		67,888,443

Health Care Providers & Services (3.1%)
Caremark Rx, Inc.	661,900	34,948,320

Pharmaceuticals (3.4%)
Eli Lilly & Co.	677,900	38,484,383

Total Health Care		194,913,126

Industrials (8.6%)
Industrial Conglomerates (6.8%)
3M Co.	476,400	33,538,560
General Electric Co.	1,306,000	42,693,140

		76,231,700

Machinery (1.8%)
Caterpillar, Inc.	287,100	20,346,777

Total Industrials		96,578,477

Information Technology (16.8%)
Communications Equipment (5.1%)
QUALCOMM, Inc.	734,000	25,880,840
Research In Motion Ltd.*^	480,900	31,561,467

		57,442,307

Computers & Peripherals (5.3%)
Apple Computer, Inc.*^	380,700	25,872,372
Hewlett-Packard Co.	1,050,100	33,508,691

		59,381,063

Internet Software & Services (3.5%)
Google, Inc., Class A*	103,200	39,897,120

IT Services (2.9%)
Paychex, Inc.^	952,300	32,549,614

Total Information Technology		189,270,104

Total Common Stocks (96.9%) (Cost $998,645,620)		1,090,693,728

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (6.8%)
Cantor Fitzgerald Securities 5.30%, 8/1/06	$76,225,964	76,225,964

Time Deposit (3.9%)
JPMorgan Chase Nassau 4.76%, 8/1/06	43,591,156	43,591,156

Total Short-Term Investments (10.7%) (Amortized Cost $119,817,120)		119,817,120

Total Investments (107.6%) (Cost/Amortized Cost $1,118,462,740)		1,210,510,848
Other Assets Less Liabilities (-7.6%)		(85,100,923)

Net Assets (100%)		$1,125,409,925

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2006 (Unaudited)

Investment security transactions for the nine months ended July 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$638,045,324
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$868,800,667

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$131,564,197
Aggregate gross unrealized depreciation	(41,288,292)

Net unrealized appreciation	$90,275,905

Federal income tax cost of investments	$1,120,234,943

At July 31, 2006, the Fund had loaned securities with a total value $75,555,462. This was secured by collateral of $76,225,964 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of investments.

For the nine months ended July 31, 2006, the Fund incurred approximately $36,568 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $188,557,640 of which $127,817,107 expires in the year of 2010 and $60,740,533 expires in the year 2011.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.0%)
Auto Components (0.4%)
Beru AG	15,000	$1,481,419
Dana Corp.	50,000	113,000
Modine Manufacturing Co.	10,000	235,700
Proliance International, Inc.*^	4,713	20,596
Tenneco, Inc.*	5,000	116,150

		1,966,865

Diversified Consumer Services (1.0%)
Alderwoods Group, Inc.*	150,000	2,944,500
Concorde Career Colleges, Inc.*	100,000	1,950,000

		4,894,500

Hotels, Restaurants & Leisure (5.6%)
Aztar Corp.*	135,000	6,984,900
Churchill Downs, Inc.	42,000	1,626,660
De Vere Group plc	30,000	485,900
Dover Downs Gaming & Entertainment, Inc.	8,312	133,399
Dover Motorsports, Inc.	60,000	353,400
GTECH Holdings Corp.	205,000	6,906,450
Kerzner International Ltd.*	117,000	9,360,000
Ladbrokes plc	275,500	1,986,763

		27,837,472

Household Durables (0.1%)
Fedders Corp.*^	25,000	56,250
Skyline Corp.	12,000	453,720

		509,970

Internet & Catalog Retail (0.8%)
Liberty Media Holding Corp., Interactive Class A*	40,000	658,800
Sportsman’s Guide, Inc.*	100,000	3,083,000

		3,741,800

Leisure Equipment & Products (0.0%)
Fairchild Corp., Class A*	20,000	45,200

Media (8.3%)
Acme Communications, Inc.*	66,000	336,600
ADVO, Inc.	40,000	1,448,400
Cablevision Systems Corp. - New York Group, Class A	285,000	6,341,250
CBS Corp., Class A^	80,000	2,190,400
Crown Media Holdings, Inc., Class A*^	100,000	403,000
Discovery Holding Co., Class A*^	40,000	532,800
Dow Jones & Co., Inc.^	50,000	1,752,000
E.W. Scripps Co., Class A	6,000	256,380
Emmis Communications Corp., Class A*	40,000	592,800
Fisher Communications, Inc.*	37,000	1,498,130
Granite Broadcasting Corp.*	60,000	9,000
Gray Television, Inc.	20,000	134,400
Interactive Data Corp.*	5,000	94,050
Interep National Radio Sales, Inc., Class A*	20,000	12,600
ION Media Networks, Inc.*	200,000	192,000
Liberty Media Holding Corp., Capital Series Class A*	35,000	2,856,350
Lin TV Corp., Class A*	115,000	756,700
McClatchy Co., Class A	28,000	1,186,920
Media General, Inc., Class A	30,000	1,092,900
PagesJaunes Groupe S.A.	100,000	2,811,358
Primedia, Inc.*^	235,000	392,450
Salem Communications Corp., Class A	23,300	282,629
Shaw Communications, Inc., Class B	15,000	435,000
Sinclair Broadcast Group, Inc., Class A^	70,000	589,400
Tribune Co.^	10,000	297,100
Triple Crown Media, Inc.*	10,000	77,100
Univision Communications, Inc., Class A*	305,000	10,187,000
Viacom, Inc., Class A*	60,000	2,091,000
Vivendi S.A. (ADR)	30,000	1,012,800
Walt Disney Co.	15,000	445,350
Warner Music Group Corp.	30,000	730,500
Young Broadcasting, Inc., Class A*	110,000	346,500

		41,384,867

Multiline Retail (0.0%)
Saks, Inc.^	2,000	32,280

Specialty Retail (0.8%)
CSK Auto Corp.*	68,000	823,480
Michaels Stores, Inc.	15,000	636,300
Midas, Inc.*	70,000	1,207,500
PETCO Animal Supplies, Inc.*	50,000	1,403,500

		4,070,780

Total Consumer Discretionary		84,483,734

Consumer Staples (3.4%)
Beverages (0.3%)
Pernod-Ricard S.A.	7,500	1,560,093

Food & Staples Retailing (0.6%)
BJ’s Wholesale Club, Inc.*^	1,000	28,480
Pathmark Stores, Inc.*	10,000	85,700
Spartan Stores, Inc.	8,000	120,000
SUPERVALU, Inc.	40,040	1,085,484
Topps Co., Inc.^	210,000	1,715,700

		3,035,364

Food Products (2.1%)
Cadbury Schweppes plc (ADR)	30,000	1,177,800
Campbell Soup Co.	12,000	440,160
Flowers Foods, Inc.	6,000	170,880
Griffin Land & Nurseries, Inc.*	20,875	661,738
Groupe Danone (ADR)^	130,000	3,575,000
H.J. Heinz Co.	80,000	3,357,600
Tootsie Roll Industries, Inc.^	45,000	1,221,750

		10,604,928

Personal Products (0.4%)
Alberto-Culver Co.	39,000	1,900,860

Total Consumer Staples		17,101,245

Energy (9.3%)
Energy Equipment & Services (1.2%)
Maverick Tube Corp.*	82,000	5,230,780
RPC, Inc.^	32,100	738,300

		5,969,080

Oil, Gas & Consumable Fuels (8.1%)
Anadarko Petroleum Corp.	14,000	640,360
Chevron Corp.	25,000	1,644,500
ConocoPhillips	15,000	1,029,600
Helix Energy Solutions Group, Inc.*^	7,800	304,122
James River Coal Co.*^	61,700	1,341,358
Kerr-McGee Corp.	186,100	13,064,220
Kinder Morgan, Inc.	50,000	5,100,000
Occidental Petroleum Corp.	6,000	646,500
Pioneer Natural Resources Co.	10,000	453,500
Stone Energy Corp.*	50,000	2,337,500
TransMontaigne, Inc.*	165,000	1,856,250
Western Gas Resources, Inc.	200,000	12,128,000

		40,545,910

Total Energy		46,514,990

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (5.4%)
Capital Markets (1.3%)
Ameriprise Financial, Inc.	5,000	$223,000
BKF Capital Group, Inc.^	30,000	119,100
Deutsche Bank AG (Registered)^	12,000	1,387,200
Mellon Financial Corp.	10,000	350,000
SWS Group, Inc.	160,000	4,171,200

		6,250,500

Commercial Banks (0.5%)
Banca Antonveneta S.p.A.*†	30,000	862,358
First Republic Bank/California	7,500	318,975
Marshall & Ilsley Corp.	8,000	375,760
North Fork Bancorp, Inc.	20,000	566,600
Republic Bancorp, Inc./Michigan	20,000	261,200

		2,384,893

Consumer Finance (0.4%)
American Express Co.	40,000	2,082,400

Insurance (0.3%)
Argonaut Group, Inc.*	9,000	262,440
CNA Surety Corp.*	75,000	1,368,750

		1,631,190

Real Estate Investment Trusts (REITs) (1.8%)
Heritage Property Investment Trust (REIT)	3,000	108,270
Longview Fibre Co. (REIT)	2,000	42,080
Pan Pacific Retail Properties, Inc. (REIT)	3,000	207,300
Trizec Properties, Inc. (REIT)^	300,000	8,628,000

		8,985,650

Thrifts & Mortgage Finance (1.1%)
Flushing Financial Corp.	35,000	582,400
Golden West Financial Corp.	60,000	4,419,600
New York Community Bancorp, Inc.^	20,000	326,600

		5,328,600

Total Financials		26,663,233

Health Care (4.6%)
Health Care Equipment & Supplies (2.1%)
Biomet, Inc.	36,000	1,185,840
Biosite, Inc.*	15,000	584,700
Cholestech Corp.*	6,000	64,440
Conmed Corp.*^	50,000	997,500
DJO, Inc.*	6,000	236,820
Encore Medical Corp.*	20,000	125,200
Exactech, Inc.*	60,000	837,000
ICU Medical, Inc.*^	20,000	835,600
Intermagnetics General Corp.*	120,000	3,254,400
Kensey Nash Corp.*	25,000	706,500
Lifecore Biomedical, Inc.*	70,000	1,033,200
Orthofix International N.V.*	2,000	78,800
Osteotech, Inc.*	13,000	50,440
Regeneration Technologies, Inc.*	90,000	525,600
Thoratec Corp.*	4,000	55,200
Young Innovations, Inc.	2,000	70,000

		10,641,240

Health Care Providers & Services (0.2%)
HCA, Inc.	17,000	835,720

Health Care Technology (0.9%)
AMICAS, Inc.*^	100,000	294,000
IMS Health, Inc.	130,000	3,567,200
NWH, Inc.	42,900	779,922

		4,641,122

Life Sciences Tools & Services (0.4%)
Bio-Rad Laboratories, Inc., Class A*^	500	32,945
Fisher Scientific International, Inc.*	15,000	1,111,650
Thermo Electron Corp.*^	21,000	777,210

		1,921,805

Pharmaceuticals (1.0%)
Allergan, Inc.	15,218	1,641,261
Andrx Corp.*	110,000	2,623,500
Bristol-Myers Squibb Co.	25,000	599,250
CNS, Inc.	500	11,360
Collagenex Pharmaceuticals, Inc.*	5,000	43,050

		4,918,421

Total Health Care		22,958,308

Industrials (10.6%)
Aerospace & Defense (2.5%)
Aviall, Inc.*	180,000	8,555,400
Herley Industries, Inc.*^	125,000	1,341,250
Honeywell International, Inc.	60,000	2,322,000
Safran S.A.	5,760	111,950

		12,330,600

Building Products (0.2%)
Griffon Corp.*^	50,000	1,131,000

Commercial Services & Supplies (1.4%)
ARAMARK Corp., Class B	68,000	2,182,800
Republic Services, Inc.	30,000	1,204,800
Rollins, Inc.	5,250	110,933
School Specialty, Inc.*^	16,000	512,000
West Corp.*	62,000	2,958,640

		6,969,173

Electrical Equipment (1.4%)
Belden CDT, Inc.	60,000	1,947,000
Cooper Industries Ltd., Class A	16,000	1,378,560
SL Industries, Inc.*	64,000	1,039,360
Thomas & Betts Corp.*	50,000	2,366,500

		6,731,420

Industrial Conglomerates (1.5%)
Sequa Corp., Class A*	20,000	1,621,200
Sequa Corp., Class B*	6,000	486,000
Tyco International Ltd.	200,000	5,218,000

		7,325,200

Machinery (2.0%)
Ampco-Pittsburgh Corp.	7,000	220,640
Baldwin Technology Co.*	67,500	358,425
CIRCOR International, Inc.	40,000	1,114,000
Flowserve Corp.*	33,000	1,709,400
ITT Corp.	46,000	2,325,300
Navistar International Corp.*^	70,000	1,565,200
Tennant Co.	110,000	2,614,700
Watts Water Technologies, Inc., Class A^	10,000	291,300

		10,198,965

Trading Companies & Distributors (0.3%)
Kaman Corp.	80,000	1,468,000

Transportation Infrastructure (1.3%)
Associated British Ports Holdings plc	390,000	6,600,675

Total Industrials		52,755,033

Information Technology (3.3%)
Communications Equipment (0.3%)
Lucent Technologies, Inc.*	350,000	745,500
Stratos International, Inc.*^	150,000	960,000

		1,705,500

Electronic Equipment & Instruments (0.8%)
Excel Technology, Inc.*	96,000	2,815,680
Fargo Electronics, Inc.*	1,000	25,480

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Woodhead Industries, Inc.	50,000	$957,000

		3,798,160

IT Services (0.1%)
Computer Sciences Corp.*	10,000	523,900

Semiconductors & Semiconductor Equipment (1.1%)
ATI Technologies, Inc.*^	240,000	4,831,200
MoSys, Inc.*^	85,000	610,300

		5,441,500

Software (1.0%)
Borland Software Corp.*	172,000	963,200
FalconStor Software, Inc.*^	115,000	782,000
GSE Systems, Inc.*	2,830	11,462
Hummingbird Ltd.*	60,000	1,702,800
Mobius Management Systems, Inc.*	55,000	323,400
RSA Security, Inc.*^	50,000	1,379,000

		5,161,862

Total Information Technology		16,630,922

Materials (8.2%)
Chemicals (2.7%)
BOC Group plc	230,000	6,883,627
BOC Group plc (ADR)	31,000	1,855,040
Ferro Corp.^	60,000	969,000
Hercules, Inc.*	80,000	1,112,000
Huntsman Corp.*	8,000	127,600
MacDermid, Inc.	20,000	540,600
Sensient Technologies Corp.	100,000	1,994,000

		13,481,867

Containers & Packaging (0.5%)
Greif, Inc., Class A^	31,000	2,145,510
Myers Industries, Inc.	15,000	249,600

		2,395,110

Metals & Mining (5.0%)
Barrick Gold Corp.	118,000	3,634,400
Eramet	1,000	159,263
Falconbridge Ltd.	335,000	18,445,100
Gold Fields Ltd. (ADR)	30,000	625,500
Inco Ltd. (When Issued)*	25,000	1,944,250
Novagold Resources, Inc.*	13,500	225,450

		25,033,963

Total Materials		40,910,940

Telecommunication Services (4.8%)
Diversified Telecommunication Services (1.6%)
Cincinnati Bell, Inc.*	200,000	802,000
Commonwealth Telephone Enterprises, Inc.	18,000	603,180
D&E Communications, Inc.	33,000	397,650
Eircom Group plc	396,400	1,105,317
Embarq Corp.*	13,500	610,875
Hector Communications Corp.	3,100	109,554
Portugal Telecom SGPS S.A. (Registered)	320,000	3,969,337
Qwest Communications International, Inc.*	50,000	399,500

		7,997,413

Wireless Telecommunication Services (3.2%)
Centennial Communications Corp.^	30,000	159,600
Dobson Communications Corp.*^	17,000	114,070
Millicom International Cellular S.A.*	7,000	244,930
Price Communications Corp.*	80,000	1,388,800
Rogers Communications, Inc., Class B	38,000	1,622,600
Rural Cellular Corp., Class A*	18,000	153,000
Sprint Nextel Corp.	270,000	5,346,000
Telesystem International Wireless, Inc.^†	30,000	—
U.S. Cellular Corp.*	112,000	6,736,800

		15,765,800

Total Telecommunication Services		23,763,213

Utilities (7.4%)
Electric Utilities (2.8%)
DPL, Inc.	60,000	1,665,600
Duquesne Light Holdings, Inc.	117,000	2,277,990
Endesa S.A.	240,000	8,195,946
Northeast Utilities^	70,000	1,568,000

		13,707,536

Gas Utilities (0.5%)
Cascade Natural Gas Corp.	10,000	259,200
Laclede Group, Inc.^	1,000	33,230
Peoples Energy Corp.^	10,000	422,100
SEMCO Energy, Inc.*	70,000	430,500
Southwest Gas Corp.^	35,000	1,152,550

		2,297,580

Independent Power Producers & Energy Traders (0.1%)
Mirant Corp.*	2,032	53,990
NRG Energy, Inc.*	11,000	541,750

		595,740

Multi-Utilities (4.0%)
CH Energy Group, Inc.^	13,000	644,670
Energy East Corp.	1,000	24,330
KeySpan Corp.	295,000	11,879,650
NorthWestern Corp.	150,000	5,205,000
NSTAR	40,000	1,246,800
Public Service Enterprise Group, Inc.	15,000	1,011,450
Suez S.A. (VVPR)*	60,000	766

		20,012,666

Total Utilities		36,613,522

Total Common Stocks (74.0%) (Cost $350,551,368)		368,395,140

	Number of Warrants
WARRANTS:
Utilities (0.0%)
Independent Power Producers & Energy Traders (0.0%)
Mirant Corp., expiring 1/3/11* (Cost $8,798)	6,526	63,302

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (13.1%)
U.S. Treasury Bills 4.73%, 8/3/06^(i)	$65,000,000	64,974,380

Short-Term Investment of Cash Collateral for Securities Loaned (14.1%)
Cantor Fitzgerald Securities 5.30%, 8/1/06	70,024,710	70,024,710

Time Deposit (16.4%)
JPMorgan Chase Nassau 4.76%, 8/1/06	81,639,886	81,639,886

Total Short-Term Investments (43.6%) (Cost/Amortized Cost $216,647,515)		216,638,976

Total Investments (117.6%) (Cost/Amortized Cost $567,207,681)		585,097,418
Other Assets Less Liabilities (-17.6%)		(87,446,064)

Net Assets (100%)		$497,651,354

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2006 (Unaudited)

* Non-income producing.	Glossary:
^ All, or a portion of security out on loan (See Note 1).	ADR — American Depositary Receipt

† Securities (totaling $862,358 or 0.2% of net assets) valued at fair value.	VVPR — Verlaagde Vooheffing Precompte Reduit

(i) Yield to maturity.

Investment security transactions for the nine months ended July 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$610,000,654
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$569,070,631

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,679,822
Aggregate gross unrealized depreciation	(14,008,220)

Net unrealized appreciation	$15,671,602

Federal income tax cost of investments	$569,425,816

At July 31, 2006, the Fund had loaned securities with a total value $68,968,240. This was secured by collateral of $70,024,710 which was received as cash and subsequently invested in short-term investments as reported in the portfolio investments. The remaining collateral of $235,692 was received in the form of short-term pool securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

For the nine months ended July 31, 2006, the Fund incurred approximately $371,684 as brokerage commissions with Gabelli & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

July 31, 2006 (Unaudited)

Note 1 Organization and Significant Accounting Policies

The Enterprise Group of Funds, Inc. (“EGF” or “Corporation”) is a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 2 Funds (each a “Fund” and together the “Funds”). The investment manager to each Fund is Enterprise Capital Management, Inc. (“Enterprise” or “Manager”). The day-to-day portfolio management of each Fund is provided by an investment sub-adviser (each an “Adviser”) selected by the AXA Equitable Life Insurance Company (“AXA Equitable”).

Under the EGF’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to EGF. In addition, in the normal course of business, EGF enters into contracts with vendors and others that provide for general indemnifications. EGF’s maximum exposure under these arrangements is unknown as this involves future claims that may be made against EGF. However, based on experience, EGF and management expect such risk of loss to be remote.

During the reporting period, each Fund had four classes of shares outstanding: Class A, Class B, Class C and Class Y. Under EGF’s multiple class distribution system, all classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan.

The investment objectives of each Fund are as follows:

AXA Enterprise Growth Fund (advised by Montag & Caldwell, Inc.) — Capital appreciation.

AXA Enterprise Mergers & Acquisitions Fund (advised by GAMCO Asset Management, Inc.) — Capital appreciation.

The following is a summary of the significant accounting policies of EGF:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly or in American Depository Receipt (ADR) or similar form in the United States are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

July 31, 2006 (Unaudited)

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Directors.

Pursuant to procedures approved by the Directors, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Directors, in EGF’s calculation of net asset values for each applicable Fund when EGF’s Manager deems that the particular event or circumstance would materially affect such Fund’s net asset value.

Distributions of capital gains, if any, from each of the Funds are made at least annually. Dividends from net investment income, if any, for all Funds are declared and paid at least annually. Income distributions are paid out at the class level whereas capital gains are paid out at the Fund level.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on debt securities using the effective yield method) is accrued daily.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Foreign Currency Valuation:

The books and records of EGF are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Funds, the Directors have approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank N.A. (“JPMorgan”), acting as lending agent, to certain approved broker-dealers, in exchange for negotiated lenders’ fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

July 31, 2006 (Unaudited)

any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Fund from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Funds and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income.

Illiquid Securities:

At times, the Funds may hold, up to their SEC or prospectus defined limitations, illiquid securities that they may not be able to sell at their current fair value price. Although it is expected that the fair value represents the current realizable value on disposition of such securities, there is no guarantee that the Funds will be able to do so. In addition, the Funds may incur certain costs related to the disposition of such securities. Any securities that Enterprise has deemed to be illiquid have been denoted as such in the Portfolios of Investments.

Repurchase Agreements:

The Funds may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one business day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Options Written:

The Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)

July 31, 2006 (Unaudited)

Short Sales Against the Box:

The Funds may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with EGF’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. The Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.

The Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with EGF’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS — (Concluded)

July 31, 2006 (Unaudited)

The Funds may purchase foreign currency on a spot (or cash) basis. In addition, the Funds may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statements of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

The Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with EGF’s custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by EGF’s Board of Directors. Swaps agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Funds had swap contracts outstanding at July 31, 2006.

Special Valuation/Concentration Risks:

Foreign denominated assets, if any, held by the Funds, may involve risks not typically associated with domestic transactions including, but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of economic instability.

The Funds invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to a Fund, positive or negative, than if such Fund did not concentrate its investments in such sectors.

Item 2.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Enterprise Group of Funds, Inc.

By:	/s/ Steven M. Joenk
Steven M. Joenk President September 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk Chief Executive Officer September 29, 2006

By:	/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski Chief Financial Officer and Treasurer September 29, 2006